Royalty, Stream and Working Interests (Tables)	12 Months Ended
Dec. 31, 2025
Royalty, Stream and Working Interests
Schedule of detailed information about royalty, stream and working interest, net

		Accumulated	Impairment
As at December 31, 2025	Cost	depletion(1)	reversal(2)	Carrying value
Mining royalties	$3,207.1	$(866.7)	$—	$2,340.4
Streams	5,324.5	(3,684.8)	4.8	1,644.5
Energy	2,097.8	(940.4)	—	1,157.4
Advanced	703.1	(57.7)	—	645.4
Exploration	273.6	(18.2)	—	255.4
	$11,606.1	$(5,567.8)	$4.8	$6,043.1
1.	Accumulated depletion includes impairment losses recognized prior to the year ended December 31, 2025.
2.	Impairment reversals recognized in the year ended December 31, 2025.

			Impairments
		Accumulated	(losses)
As at December 31, 2024	Cost	depletion(1)	reversals(2)	Carrying value
Mining royalties	$1,818.7	$(784.4)	$—	$1,034.3
Streams	4,801.5	(3,528.2)	—	1,273.3
Energy	2,055.2	(857.4)	—	1,197.8
Advanced	389.2	(45.8)	—	343.4
Exploration	267.7	(17.7)	—	250.0
	$9,332.3	$(5,233.5)	$—	$4,098.8

1.	Accumulated depletion includes impairment losses recognized prior to the year ended December 31, 2024.
2.	Impairment (losses) reversals recognized in the year ended December 31, 2024.

Schedule of detailed information about royalty, stream and working interest, net roll forward

	Mining
	royalties	Streams	Energy	Advanced	Exploration	Total
Balance at January 1, 2024	$948.7	$1,359.0	$1,146.4	$396.0	$177.0	$4,027.1
Additions	140.3	36.2	137.0	8.9	85.0	407.4
Disposals	(10.6)	—	—	—	—	(10.6)
Transfers	44.0	—	—	(36.2)	(7.8)	—
Depletion	(40.0)	(121.9)	(60.9)	(0.2)	—	(223.0)
Impact of foreign exchange	(48.1)	—	(24.7)	(25.1)	(4.2)	(102.1)
Balance at December 31, 2024	$1,034.3	$1,273.3	$1,197.8	$343.4	$250.0	$4,098.8

Balance at January 1, 2025	$1,034.3	$1,273.3	$1,197.8	$343.4	$250.0	$4,098.8
Additions	1,370.7	524.9	9.7	283.9	2.1	2,191.3
Transfers	(4.0)	—	—	4.0	—	—
Impairment reversal	—	4.8	—	—	—	4.8
Depletion	(81.4)	(158.5)	(63.6)	(0.7)	—	(304.2)
Impact of foreign exchange	20.8	—	13.5	14.8	3.3	52.4
Balance at December 31, 2025	$2,340.4	$1,644.5	$1,157.4	$645.4	$255.4	$6,043.1